Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Right-of-use Assets and Lease Liabilities
Right-of-use Assets and Lease Liabilities
Right-of-use Assets

	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
January 1, 2019
Transfers from property, plant and equipment, net (note 9)	324	—	—	140	—	464
Initial recognition	721	100	—	70	412	1,303
	1,045	100	—	210	412	1,767
Additions	1	—	—	80	5	86
Transfers to property, plant and equipment (note 9)	(101)	—	—	—	—	(101)
Disposals and derecognition	(11)	—	—	(31)	2	(40)
Revaluation	(194)	1	—	(1)	8	(186)
Depreciation and impairment	(222)	(11)	—	(50)	(39)	(322)
Other	2	—	—	(4)	—	(2)
December 31, 2019	520	90	—	204	388	1,202

During 2019, $165 million of right-of-use assets were expensed related to impairment recorded within the Exploration and Production segment. Refer to Note 9.
Lease Liabilities

Balance Sheets
($ millions)	December 31, 2019
Current lease liabilities(1)	109
Non-current lease liabilities(1)	1,353

(1)	Includes $489 million previously recorded in accrued liabilities and other long-term liabilities as at December 31, 2018.

Reconciliation to Operating Lease Commitments
($ millions)
Operating agreements included in commitments at December 31, 2018(1)	2,343
Expenses relating to short-term leases	(9)
Discounting	(986)
Additional lease liability recognized due to adoption of IFRS 16 on January 1, 2019	1,348

(1)	Includes commitments from operating agreements, firm transportation agreements, and unconditional purchase obligations.

Maturity Analysis	Within 1 year		After 1 year but no more than 5 years		More than 5 years		Total
($ millions)	2019	2018(1)	2019	2018(1)	2019	2018(1)	2019	2018(1)
Future lease payments	205	69	653	242	2,174	1,014	3,032	1,325
Interest	96	48	352	175	1,122	613	1,570	836
Present value of lease payments	109	21	301	67	1,052	401	1,462	489

(1)	Amounts for 2018 were future payments under finance leases obligations, prior to the adoption of IFRS 16.

Results of Operations
($ millions)	December 31, 2019
Interest expense on lease liabilities(1) (note 22)	106
Expenses relating to short-term leases	18

(1)	Includes $5 million of interest allocated to the carrying amount of assets in Oil and Gas Properties for the year ended December 31, 2019.

Cash Flow Summary
($ millions)	December 31, 2019
Total cash flow used for leases	339

The Company’s major office building leases contain extension options that are exercisable by the Company up to one year prior to the end of the non-cancellable lease term. As at December 31, 2019, $380 million of lease liabilities related to office buildings have been recognized. Discounted potential lease payments associated with extension options not included in lease liabilities amount to $238 million.
During 2019, the Company revalued the Henry Goodrich right-of-use asset due to a shortened contract term, resulting in a reduction of the right-of-use asset and lease liability by $185 million.